Note 14 - Share Capital (Details Textual) $ / shares in Units, $ / shares in Units, $ in Millions				6 Months Ended	12 Months Ended
	Dec. 18, 2024 CAD ($) $ / shares shares	Dec. 18, 2024 USD ($) $ / shares shares	Oct. 31, 2024 CAD ($) $ / shares shares	Mar. 31, 2025 shares	Oct. 31, 2025 CAD ($) $ / shares shares	Oct. 31, 2024 CAD ($) $ / shares shares	Apr. 28, 2025 shares	Apr. 21, 2025 shares	Oct. 31, 2023 shares
Statement Line Items [Line Items]
Proceeds from issuing shares					$ 114,772,000	$ 607,000
Issue of equity					114,772,000	0
Share issue related cost					$ 1,557,000	$ 0
Shares purchased and cancelled during period (in shares) | shares					573,251
Reduction of issued capital					$ 9,200,000
Contributed surplus					$ 100,000
Shares issued from stock option exercises (in shares) | shares					6,775	38,153
Increase (decrease) through exercise of options, equity					$ 108,000	$ 607,000
Dividends paid, classified as financing activities					$ 3,235,000	$ 3,588,000
Dividends paid, ordinary shares per share (in CAD per share) | $ / shares					$ 0.1	$ 0.1
Issued capital [member]
Statement Line Items [Line Items]
Issue of equity					$ 114,772,000	$ 0
Share issue related cost					1,557,000	0
Retained earnings [member]
Statement Line Items [Line Items]
Reduction of issued capital					$ 3,000,000
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in CAD per share) | $ / shares					$ 0
Proceeds from issuing shares	$ 116,000,000
Issue of equity	116,300,000
Share issue related cost	$ 6,200,000
Maximum number of shares allowed to be purchased for cancellation (in shares) | shares							2,000,000
Percent of public float							8.99%
Number of shares in public float (in shares) | shares								22,237,283
Number of shares outstanding (in shares) | shares								32,518,786
Average daily trading volume (in shares) | shares				37,761
Number of shares traded (in shares) | shares				20,321,293
Number of shares traded on TSE system (in shares) | shares				4,720,219
Number of shares traded on alternate exchanges and trading systems (in shares) | shares				15,601,074
Dividends paid, classified as financing activities					$ 3,200,000	$ 2,600,000
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Number of shares outstanding (in shares) | shares			26,002,577		31,945,535	26,002,577			25,964,424
Shares purchased and cancelled during period (in shares) | shares					573,251
Reduction of issued capital					$ 6,137,000	$ (0)
Shares issued from stock option exercises (in shares) | shares					6,775	38,153
Increase (decrease) through exercise of options, equity					$ 108,000	$ 786,000
Value From The Exercise Of Options						$ 607,000
Ordinary shares [member] | Issued as treasury offering [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, issue of equity (in shares) | shares	5,660,378	5,660,378
Issue of equity, price per share (in dollars per share) | (per share)	$ 18.95	$ 13.25
Proceeds from issuing shares		$ 75.0
Ordinary shares [member] | Issued for over allotment [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, issue of equity (in shares) | shares	849,056	849,056
Issue of equity, price per share (in dollars per share) | (per share)	$ 19.07	$ 13.25
Proceeds from issuing shares		$ 11.2
Percentage of base offering	15.00%	15.00%
Series 1 preferred shares [member]
Statement Line Items [Line Items]
Par value per share (in CAD per share) | $ / shares					$ 10
Share issue related cost			$ 965,000
Shares redeemed during period (in shares) | shares			1,461,460
Preference shares, conversion price (in CAD per share) | $ / shares			$ 10
Payments for redemptions of preferred shares			$ 14,600,000
Series 1 preferred shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Number of shares outstanding (in shares) | shares			0		0	0			1,461,460
Reduction of issued capital					$ (0)	$ 13,647,000
Shares redeemed during period (in shares) | shares					(0)	1,461,460